Stockholders' Equity - Schedule of Restricted Stock Activity (Details) - Restricted Stock Units RSU [Member] - shares	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015
Outstanding, beginning balance	3,210,000	4,825,000
Granted	1,272,500	600,000
Vested	(2,075,000)	(1,715,000)
Forfeited	(1,122,500)	(500,000)
Outstanding, ending balance	1,285,000	3,210,000